Cash and Cash Equivalents (Tables)	6 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Cash and cash equivalents
Maintained locally	-	-
Maintained overseas, unrestricted in use	4,257,843	4,674,586
Cash and cash equivalents	4,257,843	4,674,586